Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock Advantage CoreAlpha Bond Fund	Dec. 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 453
Expense Example, with Redemption, 3 Years	568
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,061
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	231
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	712
Expense Example, with Redemption, 10 Years	1,360
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	95
Expense Example, with Redemption, 5 Years	168
Expense Example, with Redemption, 10 Years	$ 380